Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Mandatorily Redeemable Stockholders Equity Shares Authorized		5,498,688
Mandatorily Redeemable Stockholders Equity Shares Issued		5,498,688
Mandatorily Redeemable Stockholders Equity Shares Outstanding		5,498,688
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	480,000,000	480,000,000
Common Stock, Shares, Issued	120,634,922	28,369,644
Common Stock, Shares, Outstanding	120,634,922	28,369,644
Capitol Acquisition Corp. III [Member]
Temporary Equity, Shares Issued		30,810,131	30,944,905
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		1,000,000	1,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		120,000,000	120,000,000
Common Stock, Shares, Issued		9,814,869	9,680,095
Common Stock, Shares, Outstanding		9,814,869	9,680,095